Retirement Plans and Postretirement Costs (Details 7) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Pension and SERP Benefits
Expected future benefit payments
2014	$ 4,318
2015	5,269
2016	5,030
2017	5,240
2018	5,463
2019-2023	30,903
Postretirement Benefits
Expected future benefit payments
2014	823
2015	724
2016	594
2017	491
2018	392
2019-2023	$ 797